Intangible assets, net	12 Months Ended
Dec. 31, 2013
Intangible assets, net
Intangible assets, net

13.   Intangible assets, net

	As of December 31, 2012				As of December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Copyrights	89,661,251	(41,138,545)	—	48,522,706	125,988,632	(56,056,872)	—	69,931,760
Game engine	36,817,757	(17,854,089)	—	18,963,668	36,355,980	(24,489,448)	—	11,866,532
Non-compete agreements.	27,899,685	(25,270,010)	—	2,629,675	29,355,984	(27,703,206)	—	1,652,778
Trade name, domain name and license	58,937,020	(15,341,378)	(1,649,923)	41,945,719	123,427,084	(15,737,622)	(6,622,649)	101,066,813
Customer relationships	7,213,530	(7,213,530)	—	—	25,433,530	(7,719,641)	—	17,713,889
Completed game	79,392,785	(31,166,571)	(2,122,400)	46,103,814	148,640,168	(60,457,472)	(2,122,400)	86,060,296
IPR&D	48,194,596	—	—	48,194,596	2,184,736	—	—	2,184,736
Online game development costs	47,895,378	(16,558,170)	(9,079,456)	22,257,752	76,223,499	(26,902,606)	(9,079,456)	40,241,437
Others	1,673,000	(1,277,375)	—	395,625	1,040,000	(1,040,000)	—	—

Total	397,685,002	(155,819,668)	(12,851,779)	229,013,555	568,649,613	(220,106,867)	(17,824,505)	330,718,241

        During the year ended December 31, 2013, the IPR&D acquired from a business combination was transferred to the completed game as the completion of the associated research and development efforts. Amortization expenses for the intangible assets were RMB47,793,828, RMB59,366,824 and RMB67,731,468 for the years ended December 31, 2011, 2012 and 2013, respectively.

        The estimated amortization expenses for the above intangible assets for future annual periods:

	For the years ended December 31,
	2014	2015	2016	2017	2018 and thereafter
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	75,568,597	60,206,711	42,038,103	23,436,664	42,464,757